-6-


FEDERATED GLOBAL FINANCIAL SERVICES FUND

(A Portfolio of Federated World Investment Series,
Inc.)__________________________
Supplement to Statement of Additional Information dated January 31, 2003


The following information provides detailed information on the changes to Federated Global Financial Services Fund (the "Fund") that will be effective on September 4, 2003. Accordingly, the following changes must be incorporated into the Fund's currently effective Statement of Additional Information:

I. All references to Federated Global Financial Services Fund should be replaced with Federated International Value Fund.

II. Immediately following the heading and text entitled, "HOW IS THE FUND ORGANIZED?" please add the following heading and accompanying text:

"What are the Fund's Investment Strategies?

The Adviser actively manages the Fund's portfolio seeking total returns over longer time periods in excess of the Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE Value). The MSCI-EAFE Value is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. MSCI uses various valuation and growth measures to divide the MSCI-EAFE into value and growth sub-indices. To construct a value sub-index, MSCI uses the following three variables in defining its value investment style segment: (1) book value to price ratio; (2) twelve-month forward earnings to price ratio; and (3) dividend yield. The MSCI-EAFE Value currently consists of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The Adviser's goal is for its stock selection skill to drive the Fund's performance rather than the randomness of individual stock returns. The Adviser believes that bottom-up stock picking provides the greatest opportunity for excess returns over longer periods of time. The types of risk positions (positions that deviate from the MSCI-EAFE Value) that arise naturally out of fundamental analysis by skilled portfolio managers are not only justified on a risk-reward basis, but are also naturally diversified.

The Adviser is managed to ensure that its portfolio managers and analysts have access to all the resources of the organization and to facilitate their working together to utilize each others' strengths and offset each others' weaknesses. The Adviser's staff work together closely to (1) share information, (2) retrospectively evaluate the performance of their stock picks in order to identify their respective capabilities, and
(3) prospectively select securities and engage in theme and idea generation.

Accordingly, the Adviser employs a team approach to portfolio management. Within the Fund's investable universe the Adviser continuously seeks to identify the countries, sectors and industries where fundamental analysis is most effective at forecasting returns and then to develop expertise in those areas. Analysts and portfolio managers specialize in different sectors and industries, and then support each other in stock selection. Based on this analyst support, senior portfolio managers then independently make stock selection decisions.

The Adviser's key buy criteria for a value stock include relatively low stock valuation, quality of company management, industry leadership, and presence of a catalyst for higher market valuation.

Similarly, the Adviser has a sell discipline. As a stock's appreciation potential declines, either because the company's fundamentals have eroded or because the stock's price has risen, the Adviser sells the stock and replaces it with new companies with high appreciation potential."

III. Under the sub-heading entitled, "INVESTMENT RISKS" please add the following heading and accompanying text:

"Risks Related to Investing for Value

|X|   Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market."

IV. Under the sub-heading entitled, "PERFORMANCE COMPARISONS" please add the following:

"Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE Value)
An unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada, and comprises 21 of the 48 countries in the MSCI universe."











                                                                 June 20, 2003



28439 (6/03)





FEDERATED GLOBAL FINANCIAL SERVICES FUND

(A Portfolio of Federated World Investment Series,
Inc.)__________________________
Supplement to Prospectus dated January 31, 2003

The following information provides detailed information on the changes to Federated Global Financial Services Fund (the "Fund") that will be effective on September 4, 2003. Accordingly, the following changes must be incorporated into the Fund's currently effective Prospectus:

I. All references to Federated Global Financial Services Fund should be replaced with Federated International Value Fund.

II. On the front cover of the Prospectus, please remove the first sentence and replace it with the following:

"A mutual fund seeking long-term growth of capital by investing primarily in a portfolio of equity securities issued by foreign companies that the Adviser has deemed as undervalued."

III. Under the sub-heading entitled, "WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?" please remove the current paragraph and replace it with the following:

"The Fund pursues its investment objective by investing primarily in a portfolio of equity securities issued by foreign companies that the Adviser has deemed as undervalued. The Adviser expects that, normally, the Fund's portfolio will be invested primarily in foreign stocks in developed markets. The Fund is permitted, however, to invest in companies from both developed and emerging market countries. The Fund is intended to integrate the value style of investing across foreign stocks in a broader equity portfolio."

IV. Under the sub-heading entitled, "WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?" please add the following:

"Risks of Value Investing. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market."

V. Under the sub-heading entitled, "Average Annual Total Return Table," please remove the current information and replace it with the following:

"The Average Annual Total Returns for the Fund's Class A, Class B and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The Fund's Adviser has elected to change the benchmark index from Morgan Stanley Capital International World Financials Index (MSCI-WFSI) to the Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE Value) because the MSCI-EAFE Value is more representative of the Fund's new investment strategy and the securities typically held by the Fund. Therefore, the table shows the Fund's total returns relative to the MSCI-EAFE Value, which more accurately reflects the Fund's new investment strategy and the MSCI-WFSI, which more accurately reflects the Fund's previous investment strategy. The MSCI-EAFE Value is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. The MSCI-WFSI is an unmanaged index reflecting roughly 85% of float-adjusted market capitalization within the banking, financial services, insurance and real estate industries in each of 23 developed market countries. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

                                   Year      Start of
                                 1           Performance1
Class A Shares
Return Before Taxes              (24.08)%    5.08%
Return After Taxes on             24.20)%     .60%
Distributions2                   (           4
Return After Taxes on             14.67)%     .05%
Distributions and Sale of
Fund Shares2                     (           4
Class B Shares:
Return Before Taxes              (24.60)%    5.28%
Class C Shares:
Return Before Taxes              (21.07)%    5.72%
MSCI-WFSI                        (16.37)%    1.00%
MSCI-EAFE Value3                 (15.91)%    (0.44)%

------------------------------------------------------------------------------
1 The Fund's Class A, Class B and Class C Shares start of performance date was September 30, 1998.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B and Class C Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

3 The Fund's Adviser has elected to change the benchmark index from MSCI-WFSI to MSCI-EAFE Value because the MSCI-EAFE Value is more representative of the securities typically held by the Fund.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns."



VI. Under the heading entitled, "WHAT ARE THE FUND'S INVESTMENT STRATEGIES?" please remove accompanying text in its entirety and replace it with the following:

"The Fund pursues its investment objective by investing primarily in a portfolio of equity securities of foreign companies. The Fund's portfolio is managed using a value style. The Adviser expects that, normally, the Fund's portfolio will be invested primarily in foreign stocks in developed markets. The Fund is permitted, however, to invest in companies from both developed (including the United States) and emerging market countries.

The Fund is intended to integrate the value style of investing across foreign stocks in a broader equity portfolio.

The Adviser actively manages the Fund's portfolio seeking total returns over longer time periods in excess of the Fund's benchmark index: the Morgan Stanley Capital International Europe, Australasia and Far East Value Index (MSCI-EAFE Value). The MSCI-EAFE Value is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. MSCI uses various valuation and growth measures to divide the MSCI-EAFE into value and growth sub-indices. The performance of the Fund should be evaluated against the MSCI-EAFE Value, or any other benchmark, over long periods of time. The volatility of world markets means that even small differences in time periods for comparison can have a substantial impact on returns.

There can be no assurances that the Adviser will be successful in achieving investment returns in excess of the MSCI-EAFE Value.

The Adviser's process for selecting investments begins with the screening of the universe of available stocks to identify companies with those "value" characteristics that have shown significant positive correlation across stocks over time. These characteristics include, for example, relatively low price/book value or price/earnings ratios, and relatively high dividend yields. Screening is performed by market so that value is relative to each individual market. After screening, the Adviser selects stocks through fundamental analysis of companies by skilled portfolio managers and research analysts because it believes this approach provides a greater opportunity for the Adviser's expertise, experience and skill to create excess returns.

The Adviser seeks to purchase undervalued stocks that the Adviser expects may significantly increase in price as the market recognizes the company's true value. The Adviser's key buy criteria for a value stock include relatively low market price, quality of company management, industry leadership, and presence of a catalyst for higher market valuation. A company's stock may be undervalued due to factors such as temporary earnings decline, investor indifference, a change in management, or unfavorable market or industry conditions. The Adviser selects the stock based on its belief that over time the price at which the stock trades will rise to reflect the company's true value. The Adviser is free to seek relative value opportunities among markets and sectors.

The Adviser also considers the economic environment and outlook in making stock selection decisions, but those factors play a secondary role to fundamental analysis.

By using a value style, the Adviser seeks to provide long-term growth of capital with lower overall portfolio volatility than a portfolio of growth stocks. The Adviser manages the portfolio's exposure to random or unpredictable events that may adversely affect individual companies, or the risk that the Adviser is otherwise wrong in its analysis of any particular company, through portfolio diversification. There is no assurance these strategies will be successful in reducing portfolio risk.

The Fund is not limited in the portion of its assets that it invests in foreign companies based in either developed markets or in emerging markets. Further, the Fund is not limited in the portion of its investments that are denominated in either foreign currency or in U.S. dollars.

From time to time, the Fund may hedge a portion of its currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that a fund owns that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner than the Adviser anticipated or if the cost of the hedge outweighs its value. It is anticipated that the majority of the foreign securities in the Fund's portfolio will not be hedged and will therefore remain subject to currency risk."

VII. Under the heading entitled, "WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?" please add the following:

"RISKS RELATED TO INVESTING FOR VALUE
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth in an up market."














                                                                 June 20, 2003







Cusip 31428U847
Cusip 31428U839
Cusip 31428U821
28438 (6/03)